UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			02-13-08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $6,695,521
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL A   COM              084670108  1474622 10414.0000SH      SOLE                8781.0000         1633.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207   166390 35133.0000SH      SOLE                5247.0000        29886.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103     1603 43300.0000SH      SOLE                                 43300.0000
CANADIAN NAT RES LTD           COM              136385101  1509741 20641790.9060SH   SOLE            17369300.0000        3272490.90
CITIGROUP                      COM              172967101      240 8166.0000SH       SOLE                2166.0000         6000.0000
COCA COLA CO                   COM              191216100      925 15080.3010SH      SOLE                  75.0000        15005.3010
DAILY JOURNAL CORP COM         COM              233912104     2678 66102.0000SH      SOLE               47252.0000        18850.0000
DISH NETWORK CORP CL A         COM              25470M109   825994 21898042.0000SH   SOLE            18526524.0000        3371518.00
DUKE ENERGY CORP COM           COM              26441C105      875 43400.0000SH      SOLE                                 43400.0000
EASTMAN CHEM CO COM            COM              277432100     6989 114402.6840SH     SOLE               79200.0000        35202.6840
GYRODYNE CO AMER INC COM       COM              403820103      507 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    18517 307335.0000SH     SOLE              231964.0000        75371.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1542 18419.0000SH      SOLE                 133.0000        18286.0000
IDT CORP                       COM              448947101    17706 2241300.0000SH    SOLE             2157500.0000        83800.0000
IDT CORP CL B                  COM              448947309    56923 6736500.0000SH    SOLE             6469500.0000        267000.000
LEUCADIA NATL CORP COM         COM              527288104   416034 8832992.0000SH    SOLE             6541280.0000        2291712.00
MARKEL CORP                    COM              570535104      368 750.0000 SH       SOLE                                   750.0000
MERCURY GENL CORP NEW          COM              589400100     3594 72150.0000SH      SOLE                 150.0000        72000.0000
MOHAWK INDS INC COM            COM              608190104   410690 5520021.0000SH    SOLE             4746853.0000        773168.000
MUELLER WTR PRODS INC COM SER  COM              624758108      128 13400.0000SH      SOLE               13400.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   123212 12358300.0000SH   SOLE            11042700.0000        1315600.00
PENN WEST ENERGY TR UNIT       COM              707885109   169137 6505250.8693SH    SOLE             6178808.7830        326442.086
PROGRESSIVE CORP OHIO          COM              743315103    79709 4160200.0000SH    SOLE             3887500.0000        272700.000
SAFETY INS GROUP INC COM       COM              78648T100     1044 28500.0000SH      SOLE                8700.0000        19800.0000
SEARS HLDGS CORPCOM            COM              812350106   630304 6176419.0000SH    SOLE             5319471.0000        856948.000
SPECTRA ENERGY CORP COM        COM              847560109      560 21700.0000SH      SOLE                                 21700.0000
ST JOE CO COM                  COM              790148100   127985 3604200.0000SH    SOLE             3604200.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    62868 2760997.0000SH    SOLE             2760997.0000
USG CORP NEW COM               COM              903293405   236681 6613036.0000SH    SOLE             5897600.0000        715436.000
WELLCARE HEALTH PLANS COM      COM              94946t106   324445 7650200.0000SH    SOLE             6623300.0000        1026900.00
WESCO FINL CORP COM            COM              950817106      603 1481.0000SH       SOLE                   1.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    10961 21322.0000SH      SOLE               21322.0000
WINTHROP REALTY TRUST INC      COM              976391102    11946 2258252.2920SH    SOLE             2258252.2920
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